Loans (Details 11) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	$ 70,765		$ 72,763
Allowance for purchased credit impaired loans	4,941		4,941
Outstanding balance	82,956		86,073
Total retained loans	675,437	706,841	685,498
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%		28.20%
Accretable yield activity [Abstract]
Balance, January 1	19,097	25,544
Accretion into interest income	(704)	(886)
Changes in interest rates on variable-rate loans	(32)	(394)
Other changes in expected cash flow	455	(3,693)
Balance, March 31	18,816	20,571
Accretable yield percentage	4.29%	4.57%
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,466		6,324
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,804		6,097
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,685		4,019
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,379		2,539
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,424		2,400
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,517		3,815
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,757		1,970
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,323		1,443
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	465		432
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	411		424
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	336		374
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	177		186
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,737		2,681
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,098		4,292
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,763		4,152
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,087		2,281
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	12,092		11,837
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	13,830		14,628
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	9,541		10,515
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,966		6,449
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,065		4,052
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,584		2,701
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,378		1,483
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,036		1,097
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,897		2,744
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,904		3,011
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,749		1,857
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,584		1,688
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,174		2,129
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,637		1,663
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,380		1,477
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,265		1,357
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,315		6,330
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,814		5,005
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,396		3,551
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,349		2,499
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	15,451		15,255
Refreshed FICO Scores Less than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	11,939		12,380
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	7,903		8,368
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,234		6,641
Purchased Credit Impaired [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	60,257		61,802
PCI Home Equity [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	24,956		25,783
PCI Prime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	12,632		13,035
PCI Subprime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,352		4,312
PCI Option ARMs [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	18,317		18,672
PCI Home Equity [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,193		1,348
PCI Prime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,285		1,468
PCI Subprime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	833		1,020
PCI Option ARMs [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,932		2,215
30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,243		6,051
PCI Home Equity [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,248		1,181
PCI Prime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,238		4,425
PCI Subprime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,660		2,710
PCI Option ARMs [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	9,310		9,904
150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	17,456		18,220
90 days or more past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Total retained loans	0		0
PCI Home Equity [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	16,466		17,012
PCI Prime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	10,405		10,891
PCI Subprime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,889		1,971
PCI Option ARMs [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	15,430		16,130
California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	44,190		46,004
PCI Home Equity [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,276		1,316
PCI Prime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,086		1,111
PCI Subprime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	731		736
PCI Option ARMs [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,660		1,703
New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,753		4,866
PCI Home Equity [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	508		525
PCI Prime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	184		194
PCI Subprime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	428		435
PCI Option ARMs [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	151		155
Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,271		1,309
PCI Home Equity [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,521		2,595
PCI Prime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,467		1,519
PCI Subprime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	896		906
PCI Option ARMs [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,762		3,916
Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	8,646		8,936
PCI Home Equity [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	607		627
PCI Prime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	550		562
PCI Subprime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	432		438
PCI Option ARMs [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	753		760
Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,342		2,387
PCI Home Equity [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	36		38
PCI Prime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	88		91
PCI Subprime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	120		122
PCI Option ARMs [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	123		131
Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	367		382
PCI Home Equity [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	520		540
PCI Prime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	478		486
PCI Subprime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	313		316
PCI Option ARMs [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,039		1,064
New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,350		2,406
PCI Home Equity [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	91		95
PCI Prime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	262		279
PCI Subprime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	204		214
PCI Option ARMs [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	309		345
Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	866		933
PCI Home Equity [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	521		539
PCI Prime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	330		359
PCI Subprime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	154		165
PCI Option ARMs [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	482		528
Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,487		1,591
PCI Home Equity [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,486		1,535
PCI Prime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	432		451
PCI Subprime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	176		178
PCI Option ARMs [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	727		745
Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,821		2,909
PCI Home Equity [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,365		3,490
PCI Prime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,873		2,985
PCI Subprime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,502		2,561
PCI Option ARMs [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,123		5,314
All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	13,863		14,350
PCI Home Equity [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	23,973		24,459
Allowance for purchased credit impaired loans	1,583		1,583
Outstanding balance	27,397		28,312
Total retained loans	23,973		24,459
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	8.91%		8.93%
PCI Prime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	16,725		17,322
Allowance for purchased credit impaired loans	1,766		1,766
Outstanding balance	18,155		18,928
Total retained loans	16,725		17,322
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	30.42%		31.13%
PCI Subprime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	5,276		5,398
Allowance for purchased credit impaired loans	98		98
Outstanding balance	7,845		8,042
Total retained loans	5,276		5,398
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	44.53%		46.38%
PCI Option ARMs [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	24,791		25,584
Allowance for purchased credit impaired loans	1,494		1,494
Outstanding balance	29,559		30,791
Total retained loans	$ 24,791		$ 25,584
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	38.03%		39.36%